RETIREMENT SAVINGS PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 10 — RETIREMENT SAVINGS PLAN

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2012, 2013 and again in 2014, we matched 100% of the employee’s contribution up to 4% of their earnings. The employer contribution was $14,102 and $9,231 for the three months ending September 30, 2014 and September 30, 2013, respectively, and was $29,596 and $27,328, for the nine months ending September 30, 2014 and September 30, 2013, respectively.

NOTE 10 — RETIREMENT SAVINGS PLANS

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2012, its inception year, and again in 2013, we matched 100%, of the employee’s contribution up to 4.0% of their earnings. The employer contribution was $32,790 and $1,654 in 2013 and 2012. There were no discretionary contributions to the plan in 2013 and 2012.